Average Annual Total Returns - Class A Class C and Institutional Class - Emerging Markets Bond Strategy Fund	Class A Since Inception	Class A 1 Year	Class A 5 Years	Class A Inception Date	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) Since Inception	Class A ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Since Inception	Class C 1 Year	Class C 5 Years	Class C Inception Date	Class C Return After Taxes on Distributions Since Inception	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) Since Inception	Class C ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	1.79%	(1.48%)	4.08%	Oct. 08, 2013	(0.92%)	(1.93%)	2.79%	0.05%	(0.88%)	2.56%	5.68%	4.79%	6.59%	1.64%	1.65%	4.24%	Oct. 08, 2013	(1.14%)	1.14%	2.88%	(0.06%)	0.98%	2.66%	5.68%	4.79%	6.59%